Acquisitions - Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about business combination [abstract]
Cash consideration paid		¥ (201,245)	¥ (46,923)
Cash and cash equivalents transferred as a result of the acquisitions		1,889	2,296,517
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥ (160,862)	¥ (199,356)	¥ 2,249,594